Securities - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Marketable Securities [Line Items]
Held To Maturity Securities Pledged As Collateral	$ 22,600,000	$ 19,500,000
Fair Value of Investment in debt securities	$ 24,000,000	$ 7,100,000
Percentage of fair value of investment in debt	69.20%	35.70%
Proceeds from sale of available-for-sale securities	$ 355,000	$ 562,000
Available-for-sale securities realized gains	32,000	27,000
Available-for-sale securities realized losses	$ 0	$ 0